RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2023 ft²
Related Party Transaction [Line Items]
Due from related parties		$ 482,550
General operating expenses	$ 50,000	40,000
Loan payable	139,362	140,117
Operating lease term			5 years
Area of land | ft²			1,625
Payments for rent	$ 4,062
Annual rate adjustment	3.00%
Mr. Shah [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Comission earned	$ 678,750	495,625
Mr. Shah [Member] | Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue percentage	50.00%
Commission percentage	55.00%
Mr. Shah [Member] | Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue percentage	75.00%
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		482,550
Mag Mile Capital LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	0	482,550
Loan payable	40,000	40,000
Reddington Partners L L C [Member]
Related Party Transaction [Line Items]
General operating expenses	23,256
Reddington Partners L L C [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Debt forgiveness	85,709
Advance to related party	$ 0	$ 62,453